Major Customers and Suppliers (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total Revenue [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Major Customers and Suppliers [Line Items]
Total revenue	26.00%
Total Revenue [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Major Customers and Suppliers [Line Items]
Total revenue		31.00%
Total Revenue [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Major Customers and Suppliers [Line Items]
Total revenue			51.00%
Total Revenue [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Major Customers and Suppliers [Line Items]
Total revenue	80.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Major Customers and Suppliers [Line Items]
Total revenue		95.00%
Customer One [Member] | Total Revenue [Member] | Supplier Concentration Risk [Member]
Major Customers and Suppliers [Line Items]
Total revenue	5.00%
Customer One [Member] | Purchase [Member] | Supplier Concentration Risk [Member]
Major Customers and Suppliers [Line Items]
Total revenue	61.00%		7.00%
Customer Two [Member] | Purchase [Member] | Supplier Concentration Risk [Member]
Major Customers and Suppliers [Line Items]
Total revenue		52.00%
BitFuFu's [Member] | Total Revenue [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Major Customers and Suppliers [Line Items]
Total revenue	5.00%
BitFuFu's [Member] | Total Revenue [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Major Customers and Suppliers [Line Items]
Total revenue			5.00%
BitFuFu's [Member] | Customer One [Member] | Total Revenue [Member] | Supplier Concentration Risk [Member] | Customer Two [Member]
Major Customers and Suppliers [Line Items]
Total revenue		5.00%